Business Combination	12 Months Ended
Jan. 31, 2022
Reverse Recapitalization [Abstract]
Business Combination	Business Combination
As discussed in Note 1, the Company completed the Business Combination on December 7, 2021, pursuant to the Merger Agreement. Upon the consummation of the Business Combination, the following events contemplated by the Merger Agreement occurred, based on Former Planet’s capitalization as of December 7, 2021:
•all Former Planet convertible preferred stock (see note 10) converted into shares of Former Planet Class A common stock and all Former Planet convertible preferred stock warrants became warrants for Former Planet Class A common stock (see note 9);
•the Venture Tranche B loans and the 2020 Convertible Notes (see note 9) converted into shares of Former Planet Class A common stock;
•each share of Former Planet capital stock (other than Former Planet Class B common stock) was converted into the right to receive shares of Planet’s Class A common stock after giving effect to the Exchange Ratio of approximately 1.53184 as calculated in accordance with the Merger Agreement;
•each share of Former Planet Class B common stock was converted into the right to receive shares of Planet’s Class B common stock after giving effect to the Exchange Ratio of approximately 1.53184 as calculated in accordance with the Merger Agreement;
•all granted and outstanding unexercised Former Planet stock options were converted into Planet stock options exercisable for shares of Planet’s Class A common stock with the same terms and vesting conditions except for the number of shares exercisable and the exercise price, each of which was adjusted by the Exchange Ratio;
•all granted and outstanding unvested Former Planet restricted stock units were converted into Planet restricted units for shares of Planet’s Class A common stock with the same terms and vesting conditions except for the number of shares, which was adjusted by the Exchange Ratio; and
•Former Planet Class A common stock warrants that remained outstanding subsequent to the closing of the Business Combination (see Note 9) were converted into warrants for Planet’s Class A common stock with the same terms except for the number of shares exercisable and the exercise price, each of which was adjusted by the Exchange Ratio
Pursuant to the Merger Agreement, Former Planet equity holders, including Former Planet equity award holders, will have the right to receive up to an additional 27,000,000 shares in earnout consideration (the “Earn-out Shares”), of which up to 24,600,000 shares may be issued as shares of Class A common stock and up to 2,400,000 may be issued to William Marshall and Robert Schingler, Jr. (the “Planet Founders”) as shares of Class B common stock. The Earn-out Shares may be earned in four equal tranches (i) when the closing price of Class A common stock equals or exceeds $15.00, $17.00, $19.00 and $21.00, over any 20 trading days within any 30 day trading period prior to December 7, 2026 or (ii) when the Company consummates a change of control transaction prior to December 7, 2026 that entitles its stockholders to receive a per share consideration of at least $15.00, $17.00, $19.00 and $21.00. Any right to Earn-out Shares that remains unvested on the first business day after five years from the closing of the Business Combination will be forfeited without any further consideration.
Approximately 5,540,990 shares of the Earn-out Shares were allocated to Former Planet equity award holders, which are accounted for as stock-based compensation pursuant to ASC 718, Compensation—Stock Compensation because service must be provided through each market condition vesting requirement described above. The remaining Earn-out Shares are accounted for as equity classified equity instruments, were included as merger consideration as part of the Business Combination, and recorded in Additional paid-in capital.
Additionally, the shares of dMY IV Class B common stock automatically converted to 8,625,000 shares of the Company’s Class A common stock (the “dMY Sponsor Shares”), of which, pursuant to a lock-up agreement entered into with the dMY Sponsor in connection with the Business Combination, 862,500 shares are subject to vesting under conditions consistent with the Earn-out Shares discussed above (the “dMY Sponsor Earn-out Shares”). The dMY Sponsor Earn-out Shares are accounted for as equity classified equity instruments, were included as merger consideration as part of the Business Combination, and recorded in Additional paid-in capital.
On July 7, 2021, in connection with the execution of the Merger Agreement, and on September 13, 2021, following receipt of interest expressed by additional subscribers after the announcement of the Business Combination, dMY IV entered into subscription agreements (collectively, the “Subscription Agreements”) with certain parties subscribing for shares of dMY IV’s Class A common stock (such parties, the “Subscribers”), pursuant to which the Subscribers agreed to purchase, and dMY IV agreed to sell to the Subscribers, an aggregate of 25,200,000 shares of dMY IV Class A Common Stock, for a purchase price of $10.00 per share. Immediately prior to the closing of the Business Combination, the Company issued and sold 25,200,000 shares of its Class A common stock to the Subscribers for aggregate gross proceeds to the Company of $252.0 million (the “PIPE Investment”).
In connection with the Business Combination transactions, the outstanding principal, accrued interest and repayment fees of $67.1 million of the credit agreement with SVB and Hercules was repaid (see note 9).
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP, whereby dMY IV was treated as the acquired company and Former Planet was treated as the acquirer. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Former Planet issuing stock for the net assets of dMY IV, accompanied by a recapitalization. The net assets of dMY IV were stated at historical cost, with no goodwill or other intangible assets recorded.
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of stockholders’ equity for the fiscal year ended January 31, 2022:

(in thousands)	Recapitalization
Cash - dMY IV Trust and cash, net of redemptions	$338,383
Cash - PIPE Investment	252,000
Less: Transaction costs (1)	(57,219)
Proceeds from Business Combination and PIPE Investment. net	$533,164
Less: non-cash accrued transaction costs	(326)
Less: non-cash liability assumed as part of Business Combination	(171)
Less: non-cash fair value of Public Warrants	(24,840)
Less: non-cash fair value of Private Placement Warrants	(29,370)
Business Combination and PIPE Investment, net	$478,457
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(1)Excludes $2.2 million of transaction costs incurred attributable to the Public Warrants and Private Placement Warrants, which were recorded within other income (expense), net in the consolidated statement of operations and comprehensive loss for the fiscal year ended January 31, 2022.
The number of shares of the Company’s common stock outstanding immediately following the consummation of the Business Combination and related transactions is as follows:

Number of Shares
Former Planet stockholders - Class A Common Stock (1)	172,161,152
Former Planet stockholders - Class B Common Stock	21,157,586
dMY IV’s public stockholders - Class A Common Stock (2)	33,810,330
Holders of dMY IV’s sponsor shares - Class A Common Stock (3)	7,762,500
PIPE Investment - Class A Common Stock	25,200,000
Total shares of common stock immediately after Business Combination	260,091,568
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(1)Excludes 1,746,296 shares of Class A common stock associated with the early exercise of unvested Former Planet stock options.
(2)Upon the closing of the Business Combination, dMY IV’s public stockholders were offered the opportunity to redeem shares of dMY IV Class A common stock then held by them for cash equal to their pro rata share of the aggregate amount on deposit (as of two business days prior to the closing) in the trust account. The table above reflects redemptions of 689,670 shares of Class A common stock that occurred.
(3)Excludes 862,500 shares of Class A common associated with the dMY Sponsor Earn-out Shares that are subject to vesting requirements.